RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

6.	RELATED PARTY TRANSACTIONS

In connection with the acquisition of Edge View on July 16, 2014, the Company assumed amounts due to previous owners who are current managers of Edge View. These amounts are due on demand and do not bear interest. The balance of these amounts are $4,979 due from the previous owners as of March 31, 2024 and December 31, 2023.

The Company obtained short-term advances from the Chairman of the Board that are non-interest bearing and due on demand. As of March 31, 2024 and December 31, 2023, the Company owed the Chairman $45,844 and $120,997, respectively. During the three months ended March 31, 2024, the Company paid $75,153 to the Chairman.

See also Note 8 and the disclosure regarding Note payable 41.

See also Note 13 for compensation paid to employees of the Company.